STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-in Capital	Stock Subscription Payable	Accumulated (Deficit)	Total
Beginning balance, shares at Nov. 30, 2012	46,900,000
Beginning balance, value at Nov. 30, 2012	$ 46,900	$ 31,579		$ (111,567)	$ (33,088)
Common stock sold for cash, shares	400,000
Common stock sold for cash, value	$ 400	139,600	$ 60,000		200,000
Contributed capital from debt forgiveness					0
Net loss				(271,904)	(271,904)
Ending balance, shares at Nov. 30, 2013	47,300,000
Ending balance, value at Nov. 30, 2013	$ 47,300	171,179	60,000	(383,471)	(104,992)
Common stock issued for shares sold in 2013, shares	150,000
Common stock issued for shares sold in 2013, value	$ 150	59,850	(60,000)
Common stock sold for cash, shares	1,910,064
Common stock sold for cash, value	$ 1,910	1,108,090	60,000		1,170,000
Contributed capital from debt forgiveness		59,655			59,655
Share based compensation, shares	750,000
Share based compensation, amount	$ 750	1,626,328			1,627,078
Stock purchased but not delivered			250,000		250,000
Net loss				(2,510,066)	(2,510,066)
Ending balance, shares at Nov. 30, 2014	50,110,064
Ending balance, value at Nov. 30, 2014	$ 50,110	$ 3,025,102	$ 310,000	$ (2,893,537)	491,675
Net loss					(1,127,173)
Ending balance, value at May. 31, 2015					$ 155,567